Cash and cash equivalents - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 4,821,703	R$ 5,227,654	R$ 2,176,416	R$ 1,512,604
Cash and cash equivalents classified as part of disposal group held for sale	R$ 4,821,703	R$ 5,227,654
Maturity period of short-term deposits	3 months
Cash and cash equivalents if different from statement of financial position	R$ 5,052,346
Discontinued operations [member]
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents classified as part of disposal group held for sale	R$ 230,643